Consolidated Statements of Equity and Temporary Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Distributions	$ 2.4	$ 2.4	$ 2.4